INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX
Schedule of tax components recognized in the income statement

	December 31, 2024	December 31, 2023	December 31, 2022
In millions of COP
Current tax(1)
Fiscal term	(1,814,435)	(1,779,538)	(2,644,173)
Prior fiscal terms(2)	161,501	46,791	39,137
Total current tax	(1,652,934)	(1,732,747)	(2,605,036)
Deferred tax
Fiscal term (3)	(660,591)	(258,046)	(80,663)
Prior fiscal terms(2)	(67,083)	(23,966)	—
Adjustments for consolidation purposes	(11,728)	82,204	(62,722)
Total deferred tax	(739,402)	(199,808)	(143,385)
Total income tax(4)	(2,392,336)	(1,932,555)	(2,748,421)
(1) The nominal income tax rate used in Colombia for the years 2024 and 2023 is 35%, and for the year 2022 it was 31%. The Colombian financial institutions of the Group liquidated some additional points in the income tax of 5% for the years 2024 and 2023, and 3% for the year 2022.
2) Mainly due to the effects of Sentence CE 26739 of January 25, 2024, in both Bancolombia S.A. and Renting Colombia S.A.S.; as well as for invoices received after the end of the year and industry and commerce tax paid prior to the filing of the income tax return.
3) The deferred tax asset of Nequi and Wompi was reversed during 2024 in compliance with the guidelines established in IAS 12 and the applicable regulatory provisions
(4) See table 13.3 Reconciliation of the effective tax rate.

Schedule of reconciliation of the effective tax rate
The reconciliation between total income tax expenses calculated at the current nominal tax rate and the tax expense recognized in the income statement for the periods ended December 31, 2024, 2023 and 2022 is detailed below:

Reconciliation of the tax rate	December 31, 2024	December 31, 2023	December 31, 2022
In millions of COP
Accounting profit	8,757,917	8,147,526	9,744,786
Applicable tax with nominal rate(1)	(3,503,167)	(3,259,011)	(3,703,019)
Non-deductible expenses to determine taxable profit (loss)	(378,428)	(478,901)	(425,458)
Accounting and non-tax expense (income) to determine taxable profit (loss)	665,224	667,744	978,468
Differences in accounting bases(2)	559,244	(106,648)	(19,448)
Fiscal and non-accounting expense (income) to determine taxable profit (loss)	(982,937)	(652,607)	(470,063)
Ordinary activities income exempt from taxation	1,550,137	1,563,793	832,822
Ordinary activities income not constituting income or occasional tax gain	79,525	67,132	120,513
Tax deductions	209,076	156,543	374,233
Goodwill Depreciation	461	2,478	461
Tax depreciation surplus	212,694	223,901	162,111
Untaxed recoveries	(103,017)	(64,516)	(40,559)
Tax rate effect in other countries	(293,596)	(121,597)	(319,825)
Prior fiscal terms	94,418	22,825	39,137
Tax discounts	8,250	—	—
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)	(510,220)	46,309	(277,794)
Total income tax	(2,392,336)	(1,932,555)	(2,748,421)
(1) The nominal income tax rate used in Colombia for the years 2024 and 2023 is 35%, and for the year 2022 it was 31%. The Colombian financial institutions of the Group liquidated some additional points in the income tax of 5% for the years 2024 and 2023, and 3% for the year 2022.
(2) Difference between the technical accounting frameworks in force and the full International Financial Reporting Standards (IFRS).

Schedule of components recognized in Other Comprehensive Income

December 31, 2024
In millions of COP
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement income related to defined benefit liability	6,041	(4,747)	1,294
Unrealized gain Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	22,109	6,463	28,572
Unrealized loss Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	14,814	8,422	23,236
Loss on net investment hedge in foreign operations	(742,930)	307,656	(435,274)
Exchange differences arising on translating the foreign operations.	2,978,351	-	2,978,351
Unrealized gain Cash flow hedge	216	(87)	129
Unrealized loss on investments in associates and joint ventures using equity method	(7,690)	1,348	(6,342)
Net	2,270,911	319,055	2,589,966

December 31, 2023
In millions of COP
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement income related to defined benefit liability	(44,594)	13,234	(31,360)
Unrealized loss Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	11,144	(246)	10,898
Unrealized gain Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	114,287	(21,023)	93,264
Loss on net investment hedge in foreign operations	1,948,833	(772,755)	1,176,078
Exchange differences arising on translating the foreign operations.	(4,963,913)	-	(4,963,913)
Unrealized gains on investments in associates and joint ventures using equity method	(2,225)	2,223	(2)
Net	(2,936,468)	(778,567)	(3,715,035)

December 31, 2022
In millions of COP
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement expense related to defined benefit liability	69,249	(25,090)	44,159
Unrealized gain Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)(1)	33,354	(1,282)	32,072
Gains due to asset revaluation	-	(71)	(71)
Unrealized gain Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	(172,385)	7,843	(164,542)
Loss on net investment hedge in foreign operations	(1,833,087)	746,232	(1,086,855)
Exchange differences arising on translating the foreign operations.	4,064,795	-	4,064,795
Unrealized gains on investments in associates and joint ventures using equity method	(1,929)	(1,221)	(3,150)
Net	2,159,997	726,411	2,886,408
(1) Includes income tax to partial payments of asset-backed securities transferred to retained earnings and reclassification of income tax on investments in associates that were transferred from retained earnings to OCI.

Schedule of deferred tax assets and liabilities
The deferred tax asset and liability for each of the concepts that generated taxable or deductible temporary differences for the period ending December 31, 2024 are detailed below:

	December 31, 2023	Effect on Income Statement	Effect on OCI	Effect on Equity(1)	Tax Made(2)	Foreign Exchange	Adjustments for consolidation purposes	December 31, 2024
In millions of COP
Asset Deferred Tax:
Property and equipment	5,982	350	-	(11)	-	(3,586)	(67)	2,668
Employee Benefits	259,406	23,532	(4,747)	-	-	4,410	-	282,601
Deterioration assessment	416,452	20,417	-	-	-	65,956	109,388	612,213
Investments evaluation	5,061	316	(118)	-	-	19	-	5,278
Derivatives Valuation	235,067	(230,193)	-	-	-	-	1,189	6,063
Tax credits settlement (4)	34,940	(29,859)	-	(2,690)	-	2,587	-	4,978
Financial Obligations	—	197,660	-	-	-	-	-	197,660
Insurance operations	13,319	19,541	-	—	-	2,046	-	34,906
Net investment coverage in operations abroad	528,438	(94,400)	307,656	-	(378,908)	-	-	362,786
Other deductions	241,635	39,211	-	-	-	9,438	-	290,284
implementation adjustment	376,216	114	-	-	-	25,500	-	401,830
Total Asset Deferred Tax (3)	2,116,516	(53,311)	302,791	(2,701)	(378,908)	106,370	110,510	2,201,267
Liability Deferred Tax:
Property and equipment	(144,988)	20,635	-	-	-	(3,124)	12,839	(114,638)
Deterioration assessment	(113,391)	(714,178)	-	-	-	(2,773)	(143,478)	(973,820)
Participatory titles evaluation	(369,809)	(25,930)	15,003	-	-	2,742	—	(377,994)
Derivatives evaluation	(10,045)	(71,636)	(87)	-	-	(1,179)	572	(82,375)
Lease restatement	(215,411)	(106,402)	-	-	-	-	-	(321,813)
Investments in associates. Adjustment for equity method	(79,584)	7,552	1,348	(89)	-	38,139	7,829	(24,805)
Financial Obligations	(179,947)	179,496	-	-	-	(105)	-	(556)
Goodwill	(1,573,966)	641	-	-	-	(1,035)	-	(1,574,360)
Insurance operations	(13,949)	(21,287)	-	—	-	(2,143)	-	(37,379)
Properties received in payment	(148,462)	45,504	-	-	-	(2,032)	-	(104,990)
Other deductions	(366,557)	11,242	-	-	-	(47,944)	-	(403,259)
implementation adjustment	(25)	-	-	-	-	-	-	(25)
Total Liability Deferred Tax (3)	(3,216,134)	(674,363)	16,264	(89)	-	(19,454)	(122,238)	(4,016,014)
Net Deferred Tax	(1,099,618)	(727,674)	319,055	(2,790)	(378,908)	86,916	(11,728)	(1,814,747)
(1) Recognition of the valuation of the investment in Protection by Fiduciaria Bancolombia S.A. and Banca de Inversion Bancolombia S.A.
(2) Current tax arising from the exchange difference on payment of debt and liquidation of bonds that were associated as hedging instruments.
(3) The values revealed in the Unaudited Condensed Consolidated Interim Statement of Financial Position correspond to the sum of the net deferred tax per company.
(4) The deferred tax asset of Nequi and Wompi was reversed during 2024 in compliance with the guidelines established in IAS 12 and the applicable regulatory provisions.

Schedule of temporary differences in subsidiaries, branches, associates over which deferred tax was not recognized
In accordance with IAS 12, no deferred tax credit was recorded, because management can control the future moment in which such differences are reversed and this is not expected to occur in the foreseeable future.

	December 31, 2024	December 31, 2023
In millions of COP
Temporary differences
Local Subsidiaries	(373,971)	(1,378,775)
Foreign Subsidiaries	(20,176,494)	(17,696,145)

Schedule of fiscal losses and presumptive income excesses over net income
The following is the detail of the fiscal losses and presumptive income excesses over net income in the Group's entities, which have not been used, as of December 31, 2024.

Company	Base	Deferred tax recognized asset
In millions of COP
Renting Colombia S.A.S.	15,085	4,978
Total	15,085	4,978